Valuation and Qualifying Accounts and Reserves (Schedule II) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	$ 47,667	$ 51,747	$ 59,310
Amount acquired through acquisitions	896	226	462
Bad debt expense	31,192	20,922	25,078
Uncollectible accounts written off, net of recoveries	(25,295)	(25,228)	(33,103)
Ending balance	$ 54,460	$ 47,667	$ 51,747